Preferred Stock (Details Textual) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Sep. 22, 2011	Mar. 31, 2015	Dec. 31, 2013
Preferred Stock [Line Items]
Preferred Stock, Shares Issued	12,562		12,562	12,562
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	1,000		$ 1,000	$ 1,000
Preferred Stock, Value, Issued	12,562,000		$ 12,562,000	$ 12,562,000
Assets	691,416,000		710,480,000	499,918,000
Second Through Tenth Dividend Periods [Member] | Maximum [Member]
Preferred Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage	5.00%
Second Through Tenth Dividend Periods [Member] | Minimum [Member]
Preferred Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage	1.00%
Eleventh through Nineteenth Dividend Periods [Member] | Maximum [Member]
Preferred Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage	7.00%
Eleventh through Nineteenth Dividend Periods [Member] | Minimum [Member]
Preferred Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage	1.00%
Series AA Preferred Stock Remains Outstanding for More than Four and One Half Years [Member]
Preferred Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage	9.00%
Small Business Lending Fund Program [Member]
Preferred Stock [Line Items]
Funds Raised from Small Business Act		30,000,000,000
Assets		10,000,000,000
Qualified Small Business Lending [Member]
Preferred Stock [Line Items]
Preferred Stock, Aggregate Liquidation Amount, Dividend Rate, Percentage	1.00%	5.00%
Senior Non Cumulative Perpetual Preferred Stock Series AA [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued		12,562
Preferred Stock, Liquidation Preference Per Share (in dollars per share)		$ 1,000
Preferred Stock, Value, Issued		$ 12,562,000